CONTRACT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
CONTRACT LIABILITIES

NOTE 12. CONTRACT LIABILITIES

The Company’s contract liabilities consist of customer deposits, gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products when customers redeem balances or terms expire through breakage.

A summary of the contract liabilities activity at June 30, 2024 and December 31, 2023 is presented below:

	June 30, 2024	December 31, 2023
Beginning balance as January 1,	$207,513	$198,606
Issued	698,242	891,060
Redeemed	(719,204)	(812,694)
Breakage recognized	(63,176)	(69,459)
Ending balance	$123,375	$207,513

NOTE 12. CONTRACT LIABILITIES

The Company’s contract liabilities consist of customer deposits, gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products when customers redeem balances or terms expire through breakage.

A summary of the contract liabilities activity at December 31, 2023 and 2022 is presented below:

	December 31, 2023	December 31, 2022
Beginning balance as January 1,	$198,606	$18,514
Issued	891,060	859,383
Redeemed	(812,694)	(623,348)
Breakage recognized	(69,459)	(55,943)
Ending balance	$207,513	$198,606